Statements of Cash Flow - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net income (loss) for the period	$ 14,354	$ 18,977
Adjustments and items not affecting cash and cash equivalents:
Depletion, depreciation, amortization and accretion	8,667	7,385
Joint venture-equity share of loss	2,887	464
Recognition of deferred revenue	(5,987)	(3,207)
Post-employment benefit payments	(95)	(110)
Reclamation obligation income statement adjustment	(4,126)	(585)
Reclamation obligation expenditures	(1,348)	(815)
Gain on debt obligation adjustment	0	(4)
Deferred income tax recovery	(2,269)	(1,995)
Share purchase warrants liability issue costs expensed	0	791
Loss (gain) on property, plant and equipment disposals	25	(135)
Fair value change losses (gains):
Investments-equity instruments	6,469	(10,454)
Investments-uranium	(29,422)	(41,440)
Warrants on investment	(1,625)	(1,149)
Share purchase warrants liabilities	(20,337)	7,104
Share-based compensation	3,736	2,832
Foreign exchange loss (gain)	(816)	1,295
Change in non-cash operating working capital items	1,743	(199)
Net cash used in operating activities	(28,144)	(21,245)
INVESTING ACTIVITIES
Sale of investments-equity instruments	0	12,826
Sale of warrants on investment	0	2,774
Purchase of investments-uranium	0	(91,674)
Issuance of Term loan and investment in joint venture	0	(40,950)
Repayment of term loan	0	20,450
Transaction costs-investment in joint venture	0	(1,356)
Purchase of investment in joint venture	(800)	0
Additions of property, plant and equipment	(6,869)	(1,230)
Proceeds on disposal of property, plant and equipment	12	139
Decrease (increase) in restricted cash and investments	896	17
Net cash used in investing activities	(6,761)	(99,004)
FINANCING ACTIVITIES
Issuance of debt obligations	158	34
Repayment of debt obligations	(209)	(252)
Proceeds from unit issues, net of issue costs	0	135,630
Proceeds from share issues, net of issue costs	19,551	18,091
Proceeds from warrants exercised	0	14
Proceeds from share options exercised	1,459	6,300
Net cash provided by financing activities	20,959	159,817
Increase (Decrease) in cash and cash equivalents	(13,946)	39,568
Foreign exchange effect on cash and cash equivalents	863	(562)
Cash and cash equivalents, beginning of period	63,998	24,992
Cash and cash equivalents, end of period	$ 50,915	$ 63,998